RELATED PARTY TRANSACTIONS (Details)				1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Oct. 13, 2021 shares	Jul. 30, 2020 shares	May 29, 2020 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 D	Sep. 30, 2021 D $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) D $ / shares shares
Related Party Transaction. [Line Items]
Aggregate purchase price | $					$ 25,000			$ 25,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination							30 days
Over-allotment option
Related Party Transaction. [Line Items]
Shares subject to forfeiture		750,000
Founder Shares | Sponsor | Class B common stock
Related Party Transaction. [Line Items]
Number of shares issued				5,750,000					5,750,000
Aggregate purchase price | $				$ 25,000					$ 25,000
Number of shares transferred (in shares)	1,678,500		155,000
Shares subject to forfeiture			750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination							1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						30	30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days		150 days